Revenue	12 Months Ended
Jan. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
6	Revenue

Revenue from continuing operations
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Gross revenue	81,155	93,302	120,278
Rebates	(1,116)	(3,237)	(8,358)
	80,039	90,065	111,920
Sale of goods by channel
- Retail	40,492	42,576	50,443
- Wholesale	7,496	15,553	29,394
- Online	32,051	31,936	32,083
	80,039	90,065	111,920
Sales of goods by geography
- New Zealand	34,131	33,786	40,703
- Australia	21,011	24,365	32,065
- United States	24,432	30,863	34,156
- Europe	465	1,051	4,996
	80,039	90,065	111,920

Disaggregation of revenue

The Group derives its revenue from the transfer of goods at a point in time. The table above provides a breakdown of revenue by major business line. The categories above depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic data. As disclosed in Note 13, the Group has three operating segments.